Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Third Avenue Variable Series Trust
Entity Central Index Key	0001089107
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Third Avenue Value Portfolio
Shareholder Report [Line Items]
Fund Name	Third Avenue Variable Series Trust
Class Name	Third Avenue Variable Series Trust
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue Value Portfolio (“Portfolio”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.thirdave.com/fund-literature . You can also request this information by contacting your insurance company.
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Third Avenue Value Portfolio	$67	1.30%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
Net Assets	$ 76,961,310
Holdings Count | Holding	32
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio net assets	$76,961,310
Total number of portfolio holdings	32
Portfolio turnover rate, as of the end of the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio as of the report date.
Summary of Investments by Industry
*
Metals & Mining	14.71%
Oil & Gas Production & Services	14.57%
Banks	12.92%
Transportation & Logistics	7.50%
Building Products	6.78%
Automotive	6.30%
Diversified Holding Companies	6.27%
Capital Equipment	2.83%
Insurance	2.74%
Short-Term Investments	10.02%
Other	14.32%
Total Investments	98.96%
*	(% OF NET ASSETS)
Country Concentration*